Schedule of Investments (Unaudited) June 30, 2024

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 80.7%
Schwab US TIPS ETF ‡	10,128,996	$526,809,082
TOTAL EXCHANGE - TRADED FUND (Cost $631,043,446)		526,809,082

PURCHASED OPTIONS (A) — 11.7%
TOTAL PURCHASED OPTIONS (Cost $153,562,500)		76,373,241

TOTAL INVESTMENTS — 92.4% (Cost $784,605,946)		603,182,323
OTHER ASSETS LESS LIABILITIES – 7.6%		49,322,982
NET ASSETS - 100%		$652,505,305

‡	For financial information on the Schwab US TIPS ETF, please go to the Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund as of June 30, 2024 was as follows:

Description	Counterparty	Number of Contracts ^	Notional Amount †	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 11.7%

Call Options
CMS 10Y - 2Y	Goldman Sachs	300,000	$14,250,000	0.20%	04/14/27	$12,001,618
CMS 10Y - 2Y	Morgan Stanley	300,000	13,837,500	0.10	07/15/26	11,683,346
CMS 10Y - 2Y	Nomura	500,000	23,750,000	0.05	04/08/26	18,984,806
CMS 10Y - 2Y	Goldman Sachs	350,000	18,637,500	0.08	09/17/25	9,299,735
CMS 10Y - 2Y	Morgan Stanley	250,000	10,937,500	0.03	01/28/26	8,831,827
CMS 10Y - 2Y	Morgan Stanley	200,000	9,500,000	0.28	12/09/26	6,888,070
CMS 10Y - 2Y	Nomura	200,000	7,600,000	0.13	06/25/25	3,858,709
CMS 10Y - 2Y	Goldman Sachs	400,000	18,200,000	0.27	03/13/25	3,270,089
CMS 10Y - 2Y	Morgan Stanley	1,075,000	36,850,000	0.30	11/13/24	1,555,041
Total Purchased Options			$153,562,500			$76,373,241

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

KRS-QH-015-1100

Schedule of Investments (Unaudited) June 30, 2024

Quadratic Deflation ETF

	Shares	Value
EXCHANGE - TRADED FUND — 75.8%
Vanguard Long-Term Treasury ETF ‡	342,305	$19,744,152
TOTAL EXCHANGE - TRADED FUND (Cost $30,795,907)		19,744,152

PURCHASED OPTIONS (A) — 7.5%
TOTAL PURCHASED OPTIONS (Cost $2,968,000)		1,953,097

TOTAL INVESTMENTS — 83.3% (Cost $33,763,907)		21,697,249
OTHER ASSETS LESS LIABILITIES – 16.7%		4,335,725
NET ASSETS - 100%		$26,032,974

‡	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund as of June 30, 2024 was as follows:

Description	Counterparty	Number of Contracts ^	Notional Amount †	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 7.5%

Put Options
CMS 30Y - 2Y	Goldman Sachs	50,000	$2,125,000	(0.40)%	06/25/25	$1,441,586
CMS 30Y - 2Y	Goldman Sachs	15,000	843,000	(0.30)	03/12/25	511,511
Total Purchased Options			$2,968,000			$1,953,097

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

KRS-QH-031-0600

Schedule of Investments (Unaudited) June 30, 2024

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

CMS — Constant Maturity Swap
ETF — Exchange-Traded Fund

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